Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Assumptions Used to Determine Fair value of Share Options

Assumptions used in the Binomial option-pricing model are presented below:

	Year ended December 31,
	2023	2024	2025
Risk free interest rate	3.46%-3.83%	4.23%-4.31%	4.48%-4.65%
Expected dividend yield	0%	0%-0.12%	0.13%-0.23%
Expected volatility	60%	60%	60%
Exercise multiples	2.2-2.8	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years	10 years

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

		December 31,	December 31,
Expiry date	Exercise price	2024	2025
10 years commencing from the date of grant of options	US$0.000076	188,180	-
	US$0.27	858,468	380,740
	US$1.93	11,487,364	8,027,128
	US$2.24~US$2.32	6,967,848	4,124,428
	US$3.32~US$3.82	1,871,798	909,652
	US$4.24	254,952	204,952
	US$5.26~US$5.29	4,601,652	2,519,978
	US$5.53	-	2,424,808
	US$6.20~US$6.37	3,227,830	529,400
	US$7.05 ~ US$7.61	7,128,204	1,997,160
	US$9.53	169,080	169,080
	US$10.65	-	548,526
Total		36,755,376	21,835,852
Weighted average remaining contractual life of options outstanding at end of year:		6.33	5.99

2014 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of	Weighted- average exercise price	Weighted- average grant date fair value
	options	(US$)	(US$)
Outstanding as at January 1, 2023	1,412,772	0.22	1.93
Exercised	(479,788)	0.25	1.90
Forfeited	(21,920)	0.27	1.93
Outstanding as at December 31, 2023	911,064	0.20	1.95
Vested and expected to vest as at December 31, 2023	911,064	0.20	1.95
Exercisable as at December 31, 2023	911,064	0.20	1.95
Non vested as at December 31, 2023	-	-	-
Outstanding as at January 1, 2024	911,064	0.20	1.95
Exercised	(155,342)	0.24	1.91
Transferred to 2024 Share Incentive Plan	(755,722)	0.19	1.96
Outstanding as at December 31, 2024 and 2025	-	-	-

2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2023	48,104,542	3.65	1.89
Granted	1,958,914	3.81	2.18
Exercised	(3,851,238)	2.16	1.42
Forfeited	(2,398,792)	4.49	2.15
Outstanding as at December 31, 2023	43,813,426	3.74	1.93
Vested and expected to vest as at December 31, 2023	42,189,736	3.77	1.94
Exercisable as at December 31, 2023	21,062,538	4.65	2.42
Non vested as at December 31, 2023	22,750,888	2.90	1.47
Outstanding as at January 1, 2024	43,813,426	3.74	1.93
Granted	837,458	5.26	3.07
Exercised	(5,265,754)	2.81	1.46
Forfeited	(718,272)	2.53	1.33
Transferred to 2024 Share Incentive Plan	(38,666,858)	3.92	2.03
Outstanding as at December 31, 2024 and 2025	-	-	-

Schedule of Movements in Number of RSUs and Awarded Shares

Movements in the number of RSUs for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Number of awarded shares
	Year ended December 31,
	2023	2024	2025
Outstanding as at January 1	59,463,350	50,725,492	-
Granted	20,502,878	2,479,451	-
Vested	(23,885,214)	(8,312,976)	-
Forfeited	(5,355,522)	(1,225,042)	-
Transferred to 2024 Share Incentive Plan	-	(43,666,925)	-
Outstanding as at December 31	50,725,492	-	-
Expected to vest as at December 31	45,097,852	-	-

2024 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

Movements in the number of share options for the years ended December 31, 2024 and 2025 are as follows:

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2024	-	-	-
Transferred from other plans	39,422,580	3.85	2.02
Granted	483,372	7.50	4.08
Exercised	(2,372,196)	3.14	1.75
Forfeited	(778,380)	5.30	2.34
Outstanding as at December 31, 2024	36,755,376	3.92	2.06
Vested and expected to vest as at December 31, 2024	35,878,888	3.94	2.07
Exercisable as at December 31, 2024	23,228,552	4.44	2.33
Non vested as at December 31, 2024	13,526,824	3.02	1.61
Outstanding as at January 1, 2025	36,755,376	3.92	2.06
Granted	3,230,414	6.55	3.82
Exercised	(16,221,854)	4.65	2.29
Forfeited	(1,928,084)	4.38	2.41
Outstanding as at December 31, 2025	21,835,852	3.72	2.12
Vested and expected to vest as at December 31, 2025	21,326,552	3.71	2.12
Exercisable as at December 31, 2025	13,714,136	3.50	2.01
Non vested as at December 31, 2025	8,121,716	4.09	2.31

Schedule of Movements in Number of RSUs and Awarded Shares

Movements in the number of RSUs for the years ended December 31, 2024 and 2025 are as follows:

	Number of awarded shares	Number of awarded shares
	Year Ended December 31,	Year Ended December 31,
	2024	2025
Outstanding as at January 1	-	38,249,608
Transferred from 2017 Restricted Share Scheme	43,666,925	-
Granted	10,389,949	11,834,582
Vested	(14,163,058)	(15,164,488)
Forfeited	(1,644,208)	(2,370,976)
Outstanding as at December 31	38,249,608	32,548,726
Expected to vest as at December 31	34,023,770	28,962,286